Marketable Securities (Details)			12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2023 $ / shares shares	Mar. 27, 2024 shares	Mar. 05, 2024 shares	Oct. 11, 2023 shares	Aug. 14, 2023 shares	Jul. 26, 2023 shares	May 02, 2023 shares	Jan. 26, 2023 shares
Marketable Securities [Line Items]
Ordinary shares, shares issued				77,186	9,197	21,997	14,554	3,518	15,931	10,526
Closing price (in Dollars per share) | $ / shares			$ 0
Flowr Corporation [Member]
Marketable Securities [Line Items]
Ordinary shares, shares issued	14,285,714	14,285,714	14,285,714
Private Placement [Member]
Marketable Securities [Line Items]
Ordinary shares, shares issued	14,285,714	14,285,714
Consideration amount	$ 801,160	$ 1,000,000